Eaton Vance
Maryland Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 91.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.8%
Maryland Community Development Administration, (Local Government Infrastructure):
4.00%, 6/1/40	$1,000	$ 1,005,400
5.00%, 6/1/43	1,000	1,086,970
		$ 2,092,370
Education — 6.0%
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	$1,000	$ 1,032,570
Maryland Health and Higher Educational Facilities Authority, (Stevenson University), 5.00%, 6/1/32	495	538,837
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	932,310
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,054,196
University System of Maryland, 4.00%, 4/1/34	1,000	1,018,300
		$ 4,576,213
Escrowed/Prerefunded — 0.7%
Washington County, MD, (Diakon Lutheran Social Ministries), Prerefunded to 1/1/29, 5.00%, 1/1/32	$500	$ 550,330
		$ 550,330
General Obligations — 21.2%
Anne Arundel County, MD, 5.00%, 10/1/36	$1,000	$ 1,058,640
Baltimore County, MD, (Metropolitan District 83rd Issue), 4.00%, 3/1/40	1,950	1,979,971
Caroline County, MD, 3.00%, 1/15/37	1,335	1,189,979
Cecil County, MD, 4.50%, 8/1/53	1,000	1,026,900
Charles County, MD:
4.25%, 10/1/47	860	871,825
5.00%, 10/1/25	1,000	1,037,200
Montgomery County, MD, 4.00%, 8/1/40	1,500	1,524,210
Prince George's County, MD, 5.00%, 7/1/26	2,000	2,110,740
Puerto Rico:
0.00%, 7/1/33	750	457,538
5.625%, 7/1/29	1,000	1,058,420
Talbot County, MD, 5.00%, 1/1/37	1,380	1,557,592
Washington Suburban Sanitary District, MD, 5.00%, 6/1/40	1,000	1,129,310
Worcester County, MD, 4.00%, 8/1/33	1,000	1,038,050
		$16,040,375
Security	Principal Amount (000's omitted)	Value
Hospital — 10.3%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$ 1,036,290
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.00%, 7/1/48	1,000	1,027,600
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	1,000	1,004,320
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	500	442,140
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/24, 5.00%, 7/1/45	1,000	1,006,180
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,028,910
Maryland Health and Higher Educational Facilities Authority, (UPMC), 5.00%, 4/15/32	275	302,877
Montgomery County, MD, (Trinity Health Corp.), 5.00%, 12/1/45	1,000	1,014,390
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	1,000	934,480
		$ 7,797,187
Housing — 13.2%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$ 1,042,010
Maryland Community Development Administration:
2.30%, 9/1/35	1,000	805,210
Social Bonds, 1.65%, 9/1/29	805	708,320
Social Bonds, 1.80%, 9/1/30	630	550,544
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.375%, 9/1/43	1,000	996,090
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 9/1/37	1,000	1,021,240
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 3/1/53	990	1,057,122
Sustainability Bonds, 4.35%, 7/1/43	1,000	967,030
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	315	272,273
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue:
5.00%, 7/1/56	150	147,623
5.625%, 7/1/43	500	531,950
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	991,210
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31	200	177,380
2.00%, 1/1/32	200	171,584

Eaton Vance
Maryland Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Montgomery County Housing Opportunities Commission, MD: (continued)
2.05%, 7/1/32	$200	$ 170,084
2.10%, 1/1/33	220	186,223
2.125%, 7/1/33	220	184,996
		$ 9,980,889
Industrial Development Revenue — 1.3%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(1)	$200	$ 197,564
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 4.10% to 4/3/28 (Put Date), 10/1/36	750	757,973
		$ 955,537
Insured - Escrowed/Prerefunded — 2.3%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$1,705	$ 1,770,029
		$ 1,770,029
Insured - Hospital — 4.3%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$ 3,285,387
		$ 3,285,387
Lease Revenue/Certificates of Participation — 5.5%
Maryland Stadium Authority, 5.00%, 5/1/47	$2,250	$ 2,320,515
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/47	1,000	949,890
4.00%, 6/1/52	1,000	922,090
		$ 4,192,495
Senior Living/Life Care — 5.5%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$ 892,980
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/39	1,000	947,110
4.00%, 1/1/40	105	98,522
Howard County, MD, (Vantage House), 5.00%, 4/1/26	810	791,394
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	500,650
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	894,340
		$ 4,124,996
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 8.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 194,418
Baltimore, MD, (Harbor Point), 3.625%, 6/1/46(1)	1,000	802,380
Maryland Department of Transportation, 5.00%, 10/1/24	2,000	2,031,440
Maryland Economic Development Corp., (Port Covington), 3.25%, 9/1/30	300	279,546
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,090	1,059,556
Washington Metropolitan Area Transit Authority, D.C.:
Green Bonds, 4.125%, 7/15/47	1,000	990,540
Sustainability Bonds, 5.25%, 7/15/53	1,000	1,099,890
		$ 6,457,770
Transportation — 9.8%
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	$250	$ 253,667
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	522,275
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	964,820
Maryland Transportation Authority:
5.00%, 7/1/51	1,500	1,598,010
(AMT), 4.00%, 6/1/35	1,000	1,004,800
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	2,000	2,055,160
Washington Metropolitan Area Transit Authority, D.C., 5.00%, 7/1/31	1,000	1,062,150
		$ 7,460,882
Total Tax-Exempt Municipal Obligations (identified cost $71,173,559)		$69,284,460

Taxable Municipal Obligations — 6.2%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.7%
Baltimore Mayor and City Council, MD, 5.60%, 10/15/30	$500	$ 512,645
		$ 512,645
Hospital — 2.2%
Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 1.812%, 1/1/25	$1,000	$ 954,850

Eaton Vance
Maryland Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	$1,000	$ 725,510
		$ 1,680,360
Housing — 2.6%
Maryland Community Development Administration:
(SPA: TD Bank, N.A.), 5.33%, 9/1/33(2)	$600	$ 600,000
(FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 5.35%, 7/1/45(2)	695	695,000
Montgomery County Housing Opportunities Commission, MD, (LOC: PNC Bank, N.A.), 5.37%, 7/1/39(2)	715	715,000
		$ 2,010,000
Transportation — 0.7%
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$ 257,551
2.593%, 8/1/27	260	239,003
		$ 496,554
Total Taxable Municipal Obligations (identified cost $5,056,889)		$ 4,699,559

Trust Units — 0.7%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.7%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$550	$ 539,743
Total Trust Units (identified cost $545,035)		$ 539,743
Total Investments — 98.3% (identified cost $76,775,483)		$74,523,762
Other Assets, Less Liabilities — 1.7%		$ 1,304,954
Net Assets — 100.0%		$75,828,716

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2023, the aggregate value of these securities is $1,194,362 or 1.6% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2023.
The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2023, 6.8% of total investments are backed by bond insurance of a singular financial institution or financial guaranty assurance agency.
Abbreviations:
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
SPA	– Standby Bond Purchase Agreement

Eaton Vance
Maryland Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at November 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$69,284,460	$ —	$69,284,460
Taxable Municipal Obligations	—	4,699,559	—	4,699,559
Trust Units	—	539,743	—	539,743
Total Investments	$ —	$74,523,762	$ —	$74,523,762
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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